Consolidated Condensed Statements of Cash Flows - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (6,583,421)	$ (1,905,189)		$ (6,539,566)		$ (2,061,983)	[1]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of debt discount	66,236					17,607
Bad debt expense	53,220	24,194		(88,783)		425,155
Gain on settlement of accounts payable	(61,818)
Gain on settlement of derivative liabilities	(103,560)			(861,302)
Change in allowance for sales returns and volume rebates	295,774	283,145		407,655		53,031
Change in inventory reserve	(24,171)	(15,083)		134,200		13,610
Change in fair value of derivative liability	334,990			(861,302)
Stock compensation expense	1,567,176	50,046		4,344,429		464,321	[1]
Other share- based payments	24,000
Depreciation and amortization	630,391	559,267		747,208		353,386
Loss on disposal of other assets				7,108
Debt extension fees through increased principal for Skyview Note						350,000
Gain on settlement of debt	(165,378)			(276,026)
Write-off of equipment		7,225
Changes in operating assets and liabilities:
Accounts receivable - trade	(3,058,242)	(2,531,830)		(464,657)		(909,466)
Inventories	1,199,321	1,808,094		(596,653)		2,654,058
Prepaid expenses and other current assets	(1,263,490)	(991,595)		78,679		324,807
Other assets	(210)	23,291
Deferred charges	(3,449,710)
Accounts payable and accrued expenses	402,856	(209,840)		(985,986)		(8,621)
Accounts payable and accrued expenses - related parties	1,091,090	2,169,107		2,137,661		637,681
Warranty reserve	477,201	180,266
Deferred revenues	4,615,486	(125,478)		614,337		4,358
Other short-term liabilities		(1,689)		(1,686)		(8,346)
Accrued interest on long-term debt - related parties		79,342				60,785
Net cash (used in) provided by operating activities	(3,786,881)	(596,727)		(1,343,382)		2,370,383
Cash flows from investing activities:
Cash receipts from acquisitions	1,310,334					357,573
Cash paid for acquisitions	(410,138)
Payment made for purchase of intangible assets				(10,001)
Proceeds from sale of property and equipment and other assets						9,033
Net cash provided by investing activities	900,196			(10,001)		366,606
Cash flows from financing activities:
Proceeds from subscription receivable	100					1,750
Proceeds from short-term debt	17,497,820	4,301,268		10,214,673		6,701,590
Proceeds from convertible note payable		1,000,000
Principal payments on short-term debt	(15,450,487)	(4,157,849)		(12,143,023)		(10,580,414)
Principal payments on short-term debt-related party		(195,000)		(822,550)
Proceeds from issuance of common stock	420,000			5,678,609		1,218,907
Proceeds from issuance of common stock upon exercise of options	3	29		29
Proceeds from short-term debt - related parties						239,000
Principal payments on convertible debt - related party						(60,000)
Distributions to the member of Mimio						(814,625)
Net cash provided by financing activities	2,467,436	948,448		2,927,738		(3,293,792)
Effect of foreign currency exchange rates	(4,663)	(25,042)		(20,532)		19,202
Net decrease in cash and cash equivalents	(423,912)	326,679		1,553,823		(537,601)
Cash and cash equivalents, beginning of the period	2,010,325	456,502	[1]	456,502	[1]	994,103
Cash and cash equivalents, end of the period	1,586,413	783,181		2,010,325		456,502	[1]
Supplemental cash flow disclosures:
Cash paid for interest	517,136	300,916		518,106		748,261
Cash paid for income taxes
Non-cash investment and financing transactions:
Shares issued as consideration for the acquisition of Cohuborate	1,435,176
Shares issued, note payable and earn-out liability as consideration for the acquisition of Qwizdom	$ 1,894,570
Shares issued as consideration for the acquisition of EOS	354,000			25
Additional contribution from settlement of related-party derivative liability	1,149,580
Issuance of Class A common shares to settle accounts payable	64,691
Issuance of Class A common shares to settle accounts payable - related parties		1,500,000
Issuance of Class A common shares to settle long-term convertible notes payable - related parties		$ 4,140,127
Decrease in additional paid-in capital due to the acquisitions of Mimio and Genesis under common control						5,425,100
Intangibles and goodwill acquired through acquisitions of Mimio and Boxlight Group						10,887,060
Issuance of note payable and long-term convertible note payable to acquire Mimio						5,425,000
Issuance of Series A Preferred stock for the acquisition of Genesis	$ 354,000			25
Issuance of Series B Preferred Stock for the acquisition of Genesis						100
Issuance of Series C Preferred Stock for the acquisition of Boxlight Group						8,243,297
Issuance of note payable to settle accounts payable						2,547,538
Derivative liabilities from issuance of warrants				2,718,554
Forgiveness of short-term debt - related parties						222,370
Conversion of Series B and C Preferred Stock to common stock upon IPO				127
Conversion of convertible note payable - related parties to common stock				4,140,127
Settlement of short-term debt through issuance of common stock						115,919
Settlement of accounts payable through issuance of common stock				1,787,119		120,910
Settlement of trademark liability at IPO date				$ 250,000

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis